Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Other Investments [Line Items]
Current portion		₨ 72,446	$ 772	₨ 43,254
Non-current portion		10,695	$ 114	10,391
Cost/Amortized Cost [member]
Other Investments [Line Items]
Current portion		68,176		40,441
Non-current portion		13,159		12,909
Cost/Amortized Cost [member] | Financial assets at fair value through profit or loss, category [member]
Other Investments [Line Items]
Non-current portion		920		0
Cost/Amortized Cost [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		31,462		30,364
Cost/Amortized Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		34,331		9,948
Cost/Amortized Cost [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		2,203		0
Non-current portion		5,943		1,001
Cost/Amortized Cost [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		0		96
Non-current portion	[1]	2,700		2,700
Cost/Amortized Cost [member] | In limited liability partnership firms
Other Investments [Line Items]
Non-current portion		1,116		989
Cost/Amortized Cost [member] | In term deposits with banks and financial institution
Other Investments [Line Items]
Non-current portion		2,000		8,000
Cost/Amortized Cost [member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		0		33
Non-current portion		480		219
Unrealised gain/(loss) [member]
Other Investments [Line Items]
Current portion		4,450		2,813
Non-current portion		(2,464)		(2,518)
Unrealised gain/(loss) [member] | Financial assets at fair value through profit or loss, category [member]
Other Investments [Line Items]
Non-current portion		(104)		0
Unrealised gain/(loss) [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		4,450		2,822
Unrealised gain/(loss) [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Unrealised gain/(loss) [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		0		(9)
Non-current portion	[1]	(2,685)		(2,651)
Unrealised gain/(loss) [member] | In limited liability partnership firms
Other Investments [Line Items]
Non-current portion		333		133
Unrealised gain/(loss) [member] | In term deposits with banks and financial institution
Other Investments [Line Items]
Non-current portion		0		0
Unrealised gain/(loss) [member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		(8)		0
Fair value / amortized cost [Member]
Other Investments [Line Items]
Current portion		72,446		43,254
Non-current portion		10,695		10,391
Fair value / amortized cost [Member] | Financial assets at fair value through profit or loss, category [member]
Other Investments [Line Items]
Non-current portion		816		0
Fair value / amortized cost [Member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		35,912		33,186
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		34,331		9,948
Fair value / amortized cost [Member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		2,203		0
Non-current portion		5,943		1,001
Fair value / amortized cost [Member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		0		87
Non-current portion	[1]	15		49
Fair value / amortized cost [Member] | In limited liability partnership firms
Other Investments [Line Items]
Non-current portion		1,449		1,122
Fair value / amortized cost [Member] | In term deposits with banks and financial institution
Other Investments [Line Items]
Non-current portion		2,000		8,000
Fair value / amortized cost [Member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		0		33
Non-current portion		₨ 472		₨ 219

[1]	Primarily represents the investment in shares of Curis, Inc. The cost of acquisition was Rs.2,699. As of March 31, 2026 and 2025, the Company has recognized an unrealized loss of Rs.2,685 and Rs.2,651, respectively, in the OCI for the fair value changes.